Digital Assets and Digital Assets Receivable	3 Months Ended
Mar. 31, 2025
Angel Studios Inc. Cik0001671941
Digital Assets and Digital Assets Receivable
2.	Digital Assets and Digital Assets Receivable

The table below summarizes the digital assets shown on the Company’s condensed consolidated balance sheets as of March 31, 2025:

	March 31, 2025
	Units	Cost Basis	Fair Value
Digital assets held:
Bitcoin	39.647365 BTC	$2,522,135	$3,272,847
Total		$2,522,135	$3,272,847

The Company has recorded a portion of their digital assets as digital assets receivable for the digital assets the Company sent to third party lenders to be held in custody as collateral against certain notes payable. For more information, see Note 3, Notes Payable. The table below summarizes the digital assets receivable shown on the Company’s condensed consolidated balance sheets as of March 31, 2025:

	March 31, 2025
	Units	Cost Basis	Fair Value
Digital assets receivable:
Bitcoin	263.460000 BTC	$16,296,893	$21,748,336
Total		$16,296,893	$21,748,336

During the period ended March 31, 2025, the Company recorded realized losses of $3.4 thousand and unrealized losses of $3.3 million on the Company’s condensed consolidated statement of operations.

During the period ended March 31, 2024, the Company did not have any impairment losses or realized gains or losses recorded on the Company’s condensed consolidated statement of operations.